Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
22	RELATED PARTY TRANSACTIONS
During years ended December 31, 2018, 2019 and 2020, the related parties of the Group are as follows:

Name of party	Relationship
Long-Spring Education Group	The Parent
Zhang Shaowei (“Mr. Zhang”)	Founder, Chairman and chief executive officer of the Company
Wu Yu	Mr. Zhang’s immediate family member
Zhang Shaodong	Mr. Zhang’s immediate family member
Liu Kai	Vice president of the Group
Xu Ruzheng	Vice president of the Group (From June 2011 to July 2019)
Sang Haiyong	Vice president of the Group
Yunnan Long-Spring Education Technology Co., Ltd. (“Yunnan Long-Spring”)	Entity controlled by Mr. Zhang*
Suzhou Long-Spring Education Technology Co., Ltd. (“Suzhou Long-Spring”)	Entity controlled by Mr. Zhang*
Yunnan Huayiweiming Technology Co., Ltd. (“Yunnan HYWM”)	Entity controlled by Mr. Zhang*
Xi’an Long-Spring Education Technology Co., Ltd. (“Xi’an Long-Spring”)	Entity controlled by Mr. Zhang*
Shanghai Long-Spring Education Technology Co., Ltd. (“Shanghai Long-Spring”)	Entity controlled by Mr. Zhang*
Beijing Hengzhong Education Technology Co., Ltd. (“Beijing Hengzhong”)	Entity controlled by Mr. Zhang*
Kunming Chenggong Times Giant Tutorial Co., Ltd. (“Kunming Chenggong”)	Entity controlled by Mr. Zhang*
Yunnan Qidi Primary School (“Yunnan Qidi”)	Entity controlled by Mr. Zhang*
Yunnan Three Three One Education Technology Co., Ltd. (“Three Three One”)	Entity controlled by Mr. Zhang*

*	These entities controlled by Mr. Zhang operate non-listing business are collectively as “Related Party Companies”.
(a)	Major transactions with related parties
In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

		Years Ended December 31,
	Note	2018	2019	2020
Net advances to/(repayment from)
— Mr. Zhang	(i)	8,745	(3,307)	300
— Zhang Shaodong		3,200	6,551	(4,970)
— Yunnan HYWM	(i)	(22,396)	204	—
— Suzhou Long-Spring		31,000	(31,000)	—
— Yunnan Long-Spring		4,000	—	(300)
— Kunming Chenggong		2,500	1,568	1,200
— Xi’an Long-Spring		(2,050)	—	—
— Others		(11)	—	—

Total		24,988	(25,984)	(3,770)

Loans to/(repayment of loans from)
— Liu Kai	(iv)	—	4,000	(3,500)
— Xu Ruzheng	(iv)	—	4,000	—
— Sang Haiyong	(iv)	—	1,600	—

Total		—	9,600	(3,500)

Expenses paid on behalf
— Mr Zhang		5,018	—	—
— Wu Yu		558	—	—
— The Parent		—	—	192
— Kunming Chenggong		866	—	216
— Yunnan Long-Spring		45	1,460	—

Total		6,487	1,460	408

Disposal of subsidiaries
— Kunming Chenggong	(ii)	3,423	—	—
— Yunnan Long-Spring	(ii)	742	—	—

Total		4,165	—	—

Net receipts on behalf of
— The Parent	(iii)	26,000	24,000	216
— Others		17	8	158

Total		26,017	24,008	374

Payments for advances from
— Mr. Zhang		—	(18,038)	(49)

Borrowings from/(repayments of borrowings from)
— The Parent	(iii)	9,467	—	(10,933)

Notes:
(i):
Yunnan HYWM was an entity controlled by Mr. Zhang with no substantive operations since its incorporation. In 2017, the Group made advances of RMB34,355 to Mr. Zhang and his family member through transfer advances to Yunnan HYWM, of which RMB22,396 were collected in 2018.

(ii):
On August 26, 2018, the Group disposed 100% equity interest of Kunming Chengong to Yunnan Long-Spring for nil consideration as Kunming Chengong has not conducted any operation nor held any assets and is a shell company. No gain or loss was recognized as a result of the transaction for the year ended December 31, 2018. On September 15, 2018, the Group then transferred certain of its training program business to Kunming Chenggong for a consideration of RMB3,423, which was equal to the carrying amount of the net assets of the disposed training program business, pursuant to a business transfer agreement. No gain or loss was recognized as a result of the transaction for the year ended December 31, 2018.

On October 30, 2018, the Group and Yunan Long-Spring entered into an equity transfer agreement through which the Group sold its 100% equity interests in Beijing Long-Spring Education Technology Co., Ltd. to Yunan Long-Spring for a consideration of RMB742 which was equal to the carrying amount of the net assets amount of the disposed company. No gain or loss was recognized as a result of the transaction for the year ended December 31, 2018.

(b)	Balances with related parties

		As of December 31,
	Note	2019	2020
Amounts due from related parties
Current
— Mr. Zhang	(v)	37,474	72,908
— Zhang Shaodong	(v)	9,751	351
— Wu Yu	(v)	558	—
— Yunnan HYWM	(v)	13,503	—
— The Parent	(v)	5,400	5,592
— Kunming Chenggong	(v)	8,357	13
— Yunnan Long-Spring	(v)	7,182	—
— Sang Haiyong	(iv)	—	1,600

Sub-total		82,225	80,464

Non-current
— Liu Kai	(iv)	4,000	500
— Sang Haiyong	(iv)	1,600	—

Sub-total		5,600	500

Total		87,825	80,964

Amounts due to related parties
— Mr. Zhang		49	—
— The Parent	(iii)&(v)	113,198	218,313
— Others		112	683

Total		113,359	218,996

Related Party Companies that from time to time require short-term financing to support their business operations and working capital needs. After considering the cash on hand and forecasted cash flows to fund its operations, the Group provided financing to Mr. Zhang and his immediate family members and his Related Party Companies during the periods presented. The financing was provided in the form of interest-free advances and expenses paid on their behalf. Advances do not have a fixed term and are repayable upon demand.

Notes:
(iii):
During the year ended December 31,2020, the Company (a) repaid the borrowings due to the Parent in full; (b) paid out the dividends of RMB42,300 with remaining balance of RMB10,434 unpaid; and (c) declared dividends of RMB157,663 (Note 18(c)). Therefore, the amounts due to the Parent as of December 31, 2020 mainly included (a) dividends payable of RMB168,097; and (b) receipt on behalf of the Parent of RMB50,000.

The amounts due to the Parent as of December 31, 2019 mainly included (a) dividends payable of RMB52,734; (b) receipt on behalf of the Parent of RMB50,000; (c) Borrowings of RMB10,464.
(iv):
These loans to those group officers are interest-free for a period of two or three years. These amounts were secured by the Parent’s shares held by these individuals. Subsequent to the loan grant, Mr. Xu Ruzheng resigned from the Group and the amount of RMB3,500 and RMB500 owed by Mr. Xu Ruzheng to the Group were no longer classified as related party balances and were reclassified to prepaid expenses and other current assets and other non-current
assets, respectively.

As of December 31, 2020, RMB3,500 due from ex-management Mr. Xu Ruzheng and RMB3,500 due from Liu Kai have been repaid. RMB1,600 due from Sang Haiyong and remaining RMB500 due from Liu Kai have been fully repaid in January 2021.
(v):
Pursuant to agreements entered into among Mr. Zhang and other related parties (representing the immediate family members of Mr. Zhang and the entities controlled by Mr. Zhang) on December 31, 2020, amount of RMB35,133 due from the immediate family members of Mr. Zhang and the entities controlled by Mr. Zhang were transferred to Mr. Zhang.

Pursuant to a
settlement
agreement entered between the Group and the Parent in January 2021, the amounts due to and due from the Parent (excluding the dividend payable of RMB168,097) were transferred to Mr. Zhang. As a result, the Group had amount due from Mr. Zhang of RMB28,200, which was waived pursuant to a board resolution of the Company dated January 8, 2021. The Company has accounted for the waiver as a deemed distribution to the founder of the Company.